Columbia Money Market Fund | Class A, B, C, I, R, R5 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Money Market Fund Class A, B, C, I, R, R5 and W Shares	Class A	Class B	Class C	Class I	Class R	Class R5	Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses Columbia Money Market Fund		Class A, B, C, I, R, R5 and W Shares	Class A, B, C, I, R, R5 and W Shares Class A	Class A, B, C, I, R, R5 and W Shares Class B	Class A, B, C, I, R, R5 and W Shares Class C	Class A, B, C, I, R, R5 and W Shares Class I	Class A, B, C, I, R, R5 and W Shares Class R	Class A, B, C, I, R, R5 and W Shares Class R5	Class A, B, C, I, R, R5 and W Shares Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R5	Class W
Management fees			0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees			0.10%	0.85%	0.75%	none	0.50%	none	0.10%
Other expenses			0.36%	0.36%	0.36%	0.08%	0.36%	0.13%	0.36%
Total annual fund operating expenses			0.77%	1.52%	1.42%	0.39%	1.17%	0.44%	0.77%
Less: Fee waiver/expense reimbursement	[2]		(0.15%)	(0.25%)	(0.15%)	(0.07%)	(0.40%)	(0.07%)	(0.15%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.62%	1.27%	1.27%	0.32%	0.77%	0.37%	0.62%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.62% for Class A, 1.27% for Class B, 1.27% for Class C, 0.32% for Class I, 0.77% for Class R, 0.37% for Class R5 and 0.62% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Money Market Fund Class A, B, C, I, R, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	63	231	414	944
Class B	Class B (if shares are redeemed)	629	756	1,006	1,592
Class C	Class C (if shares are redeemed)	229	435	763	1,694
Class I	Class I (whether or not shares are redeemed)	33	118	212	488
Class R	Class R (whether or not shares are redeemed)	79	332	606	1,390
Class R5	Class R5 (whether or not shares are redeemed)	38	134	240	550
Class W	Class W (whether or not shares are redeemed)	63	231	414	944

Expense Example, No Redemption Columbia Money Market Fund Class A, B, C, I, R, R5 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	129	456	806	1,592
Class C	Class C (if shares are not redeemed)	129	435	763	1,694

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change.

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of Fund performance during the periods shown. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +1.34% (quarter ended March 31, 2001).

• Lowest return for a calendar quarter was +0.00% (quarter ended December 31, 2010).

• Class A year-to-date return was +0.00% at June 30, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Money Market Fund Class A, B, C, I, R, R5 and W Shares	Column	Label	1 year	5 years	10 years	Since inception	Inception Date
Class A	Columbia Money Market Fund:	Class A	0.02%	2.31%	2.02%
Class B	Columbia Money Market Fund:	Class B	(4.99%)	1.51%	1.51%
Class C	Columbia Money Market Fund:	Class C	(0.99%)	1.89%	1.51%
Class I	Columbia Money Market Fund:	Class I	0.01%	2.50%		2.39%	Mar. 04, 2004
Class R	Columbia Money Market Fund:	Class R	0.11%			0.12%	Aug. 03, 2009
Class R5	Columbia Money Market Fund:	Class R5	0.02%			1.93%	Dec. 11, 2006
Class W	Columbia Money Market Fund:	Class W	0.01%			1.80%	Dec. 01, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Money Market Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.